Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	MAGENTA THERAPEUTICS, INC.
Entity Central Index Key	0001690585
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Tax Identification Number	85-0724163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Technology Square, 8th Floor
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02139
Entity Address, State or Province	MA
City Area Code	857
Local Phone Number	242-0170
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	300 Technology Square, 8th Floor
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02139
Entity Address, State or Province	MA
City Area Code	857
Local Phone Number	242-0170
Contact Personnel Name	Stephen Mahoney